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[Lincoln National Life Insurance Company]
[1300 S. Clinton Street]
[Fort Wayne, IN 46802]



May 4, 1998



                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



RE:  Lincoln National Variable Annuity Fund A
     (Fund A - Individual) File No. 2-26342
     --------------------------------------


Dear Sir or Madam:

     On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Fund A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ form the Prospectus and SAI contained in the Post-Effective Amendment No. 46 for the Account filed electronically on April 28, 1998.

     If you have any questions, please contact me at (219) 455-6565.



Sincerely,



Steven M. Kluever



Copy to:  Patrice M. Pitts, Porter, Wright, Morris & Arthur
          Jeremy Sachs, Lincoln Life